Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating leases
2024	$ 196
2025	192
2026	185
2027	158
2028	133
2029 and thereafter	692
Total lease payments	1,556
Less: Imputed interest	200
Total	$ 1,356	$ 1,336